Provisions for retirement benefit obligations - Net provision (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions for retirement benefit obligations
Retirement benefit obligations	€ 1,559	€ 1,234	€ 1,429
Total Obligation	€ 1,559	€ 1,234	€ 1,429	€ 1,385